Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 819,713	$ 1,364,096
Restricted cash	5,974	3,928
Short-term investments	1,041,395	818,934
Account and financing receivables, net	281,173	250,468
Prepaid and other current assets (including $32,005 and $31,607, respectively, due from a related party as of December 31, 2017 and 2018)	168,305	192,675
Total current assets	2,316,560	2,630,101
Fixed assets, net	504,998	529,717
Goodwill	53,263	71,565
Long-term investments, net	108,356	90,145
Intangible assets, net	24,118	23,060
Restricted time deposits	244,179	271
Prepaid non-current assets	3,107	4,211
Other assets	43,928	40,169
Total assets	3,298,509	3,389,239
LIABILITIES
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $53,842 and $84,749, respectively, as of December 31, 2017 and 2018)	295,954	288,394
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $76,883 and $60,555, respectively, as of December 31, 2017 and 2018)	301,915	343,106
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $46,939 and $43,020, respectively, as of December 31, 2017 and 2018)	124,782	127,758
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $8,137 and $7,389, respectively, as of December 31, 2017 and 2018)	112,898	102,087
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $18,210 and $14,110, respectively, as of December 31, 2017 and 2018)	93,569	96,541
Short-term bank loans (including short-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2017 and 2018)	129,677	61,216
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $71,644 and $65,352, respectively, as of December 31, 2017 and 2018, and due to a related party of $31,192 and $32,719, respectively, as of December 31, 2017 and 2018.)	124,085	136,300
Total current liabilities	1,182,880	1,155,402
Long-term accounts payable (including long-term accounts payable of consolidated VIEs without recourse to the Company of nil as of both December 31, 2017 and 2018 )	752	1,157
Long-term bank loans (including long-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2017 and 2018)	302,323	122,433
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $14,293 and $13,554, respectively, as of December 31, 2017 and 2018)	174,339	249,618
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $3,451 and $2,239, respectively, as of December 31, 2017 and 2018)	85,264	43,392
Total long-term liabilities	562,678	416,600
Total liabilities	1,745,558	1,572,002
Commitments and contingencies
SHAREHOLDERS' EQUITY
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 38,898 shares and 39,229 shares, respectively, issued and outstanding as of December 31, 2017 and 2018)	39	45
Additional paid-in capital	958,883	1,098,455
Treasury stock (5,890 shares and nil, respectively, as of December 31, 2017 and 2018)	0	(143,858)
Accumulated other comprehensive income	24,719	38,212
Accumulated deficit	(394,801)	(242,220)
Total Sohu.com Limited shareholders' equity	588,840	750,634
Noncontrolling interest	964,111	1,066,603
Total shareholders' equity	1,552,951	1,817,237
Total liabilities and shareholders' equity	$ 3,298,509	$ 3,389,239